Organization and Basis of Presentation (Notes)	9 Months Ended
Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
ORGANIZATION AND BASIS OF PRESENTATION

ORGANIZATION

Effective August 1, 2017, Tesoro Logistics LP changed its name to Andeavor Logistics LP (“Andeavor Logistics” or the “Partnership”). Andeavor Logistics is a growth-oriented Delaware limited partnership formed in December 2010 by Andeavor (formerly Tesoro Corporation) and its wholly-owned subsidiary, Tesoro Logistics GP, LLC (“TLGP”), our general partner, to own, operate, develop and acquire logistics and related assets and businesses. Unless the context otherwise requires, references in this report to “we,” “us,” “our,” or “ours” refer to Andeavor Logistics LP, one or more of its consolidated subsidiaries, or all of them taken as a whole. Unless the context otherwise requires, references in this report to “Andeavor” or our “Sponsor” refer collectively to Andeavor and any of its subsidiaries, other than Andeavor Logistics, its subsidiaries and its general partner.

Effective October 30, 2017, Andeavor Logistics closed its merger with Western Refining Logistics, LP (“WNRL”) (the “WNRL Merger”) exchanging all outstanding common units of WNRL with units of Andeavor Logistics, representing an equity value of $1.7 billion. WNRL public unitholders received 0.5233 units of Andeavor Logistics for each WNRL unit held while Andeavor effectively received 0.4639 units as certain units held by Andeavor’s subsidiaries were canceled in the transaction. The combined effective exchange ratio for the WNRL Merger was 0.4921 units of Andeavor Logistics for every unit of WNRL. Concurrently with the closing of the WNRL Merger, WNRL GP Merger Sub LLC, a direct, wholly-owned subsidiary of Andeavor Logistics merged with and into Western Refining Logistics GP, LLC (“WNRL General Partner”) with WNRL General Partner being the surviving entity and becoming a wholly-owned subsidiary of Andeavor Logistics. See Note 2 for further discussion regarding the WNRL Merger including the pro forma impact.

The closing of the WNRL Merger was conditioned upon, among other things, the adoption and effectiveness of the Second Amended and Restated Agreement of Limited Partnership of Andeavor Logistics LP, pursuant to which, simultaneously with the closing of the WNRL Merger: (i) the incentive distribution rights in Andeavor Logistics (the “IDRs”) held by TLGP were canceled (the “IDR Exchange”), (ii) the general partner interests in Andeavor Logistics held by TLGP were converted into a non-economic general partner interest in Andeavor Logistics (together with the IDR Exchange, the “IDR/GP Transaction”), and (iii) Andeavor and its affiliates, including TLGP, agreed to increase and extend existing waivers on distributions to Andeavor and its affiliates by $60 million to an aggregate of $160 million between 2017 and 2019. As consideration for the IDR/GP Transaction, TLGP was issued 78.0 million common units in Andeavor Logistics simultaneously with the closing of the WNRL Merger.

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

PRINCIPLES OF CONSOLIDATION. The assets acquired as a result of the WNRL Merger as well as other assets acquired from Andeavor in 2016, and the associated liabilities and results of operations, are collectively referred to as the “Predecessors.” See Note 1 of our Annual Report on Form 10-K for the year ended December 31, 2016 for additional information regarding the acquired assets from Andeavor in 2016. See the Andeavor Quarterly Report on Form 10-Q for the period ended June 30, 2017 for additional information regarding Andeavor’s acquisition of Western Refining, Inc.

On June 1, 2017, pursuant to the Agreement and Plan of Merger, dated as of November 16, 2016, by and among Western Refining, Inc. (“Western Refining”), Andeavor, Andeavor’s wholly-owned subsidiaries Tahoe Merger Sub 1, Inc. and Tahoe Merger Sub 2, LLC, Tahoe Merger Sub 1 was merged with and into Western Refining, with Western Refining surviving such merger as a wholly-owned subsidiary of the Andeavor (the “WNR Merger”). As a result of the WNR Merger, Andeavor obtained Western Refining’s controlling interest in WNRL. There were no intercompany transactions between Andeavor Logistics and WNRL.

The accompanying condensed consolidated financial statements and related notes present the financial position, combined results of operations and combined cash flows of our Predecessors at historical cost. The financial statements of our Predecessors have been prepared from the separate records maintained by Andeavor and may not necessarily be indicative of the conditions that would have existed or the results of operations if our Predecessors had been operated as an unaffiliated entity. WNRL recorded revenues of approximately $310 million with Andeavor in the nine months ended September 30, 2017 and incurred expenses from Andeavor of $27 million over the same period. Other than WNRL, our Predecessors did not record revenue for transactions with Andeavor and the expenses recognized were not material in the Terminalling and Transportation segment. The Partnership’s net cash from operating activities, net cash from investing activities and net cash used in financing activities in the nine months ended September 30, 2017 include $30 million, $26 million and $34 million, respectively, of cash from our Predecessors. The Partnership’s net cash from operating activities and net cash used in investing activities in the nine months ended September 30, 2016 include $15 million and $98 million, respectively, of cash used by our Predecessors, offset by sponsor contributions of equity to the Predecessors in net cash from financing activities.

The interim condensed consolidated financial statements and notes thereto have been prepared by management without audit according to the rules and regulations of the Securities and Exchange Commission (“SEC”) and reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of results for the periods presented. Such adjustments are of a normal recurring nature, unless otherwise disclosed.

BASIS OF PRESENTATION. We prepare our condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). However, certain information and notes normally included in financial statements prepared under U.S. GAAP have been condensed or omitted pursuant to the SEC’s rules and regulations. Management believes that the disclosures presented herein are adequate to present the information fairly. The accompanying interim condensed consolidated financial statements and notes should be read in conjunction with our Annual Report on Form 10-K for the year ended December 31, 2016.

We are required under U.S. GAAP to make estimates and assumptions that affect the amounts of assets and liabilities and revenues and expenses reported as of and during the periods presented. We review our estimates on an ongoing basis using currently available information. Changes in facts and circumstances may result in revised estimates, and actual results could differ from those estimates. The results of operations of the Partnership, or our Predecessors, for any interim period are not necessarily indicative of results for the full year. Certain reclassifications have been made to recast prior period presentations to conform to the current year. See Note 8 for further discussion of reclassifications.

COST CLASSIFICATIONS. Cost of materials and other includes the cost of fuel and lubricants, transportation and distribution costs and service parts incurred by our Wholesale segment. It also includes natural gas liquid (“NGL”) expense resulting from the gross presentation required for our percent of proceeds arrangements associated with the crude oil, natural gas and produced water gathering systems and two natural gas processing facilities acquired from Whiting Oil and Gas Corporation, GBK Investments, LLC and WBI Energy Midstream, LLC on January 1, 2017 (the “North Dakota Gathering and Processing Assets”).
Operating expenses is comprised of direct operating costs including costs incurred for direct labor, repairs and maintenance, outside services, chemicals and catalysts, utility costs, including the purchase of electricity and natural gas used by our facilities, property taxes, environmental compliance costs related to current period operations, rent expense and other direct operating expenses incurred in the provision of services.
Depreciation and amortization expenses consist of the depreciation and amortization of property, plant and equipment, deferred charges and intangible assets related to our operating segments along with our corporate operations. General and administrative expenses represent costs that are not directly or indirectly related to or otherwise are not allocated to our operations. NGL expense, direct operating expenses, and depreciation and amortization expenses recognized by our Terminalling and Transportation, Gathering and Processing, and Wholesale segments constitute costs of revenues as defined by U.S. GAAP.

FINANCIAL INSTRUMENTS

Financial instruments including cash and cash equivalents, receivables, accounts payable, and accrued liabilities are recorded at their carrying value. We believe the carrying value of these financial instruments approximates fair value. Our fair value assessment incorporates a variety of considerations, including:

•	the short term duration of the instruments (less than one percent for our trade receivables and approximately four percent of our trade payables have been outstanding for greater than 90 days); and

•	the expected future insignificance of bad debt expense, which includes an evaluation of counterparty credit risk.

The fair value of our senior notes is based on prices from recent trade activity and is categorized in level 2 of the fair value hierarchy. The borrowings under our amended secured revolving credit facility (the “Revolving Credit Facility”), our secured dropdown credit facility (“Dropdown Credit Facility”), which include a variable interest rate, and the WNRL revolving credit facility (“WNRL Revolving Credit Facility”) approximate fair value. The carrying value and fair value of our debt were approximately $4.1 billion and $4.4 billion as of September 30, 2017, respectively, and were approximately $4.1 billion and $4.3 billion at December 31, 2016, respectively. These carrying and fair values of our debt do not consider the unamortized issuance costs or premiums, which are included in our total debt.

NEW ACCOUNTING STANDARDS AND DISCLOSURES

REVENUE RECOGNITION. In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”), and has since amended the standard with ASU 2015-14, “Revenue From Contracts with Customers: Deferral of the Effective Date,” ASU 2016-08, ”Revenue From Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net),” ASU 2016-10, “Revenue From Contracts with Customers: Identifying Performance Obligations and Licensing,” and ASU 2016-12, “Revenue From Contracts with Customers: Narrow-Scope Improvements and Practical Expedients.” These standards replace existing revenue recognition rules with a single comprehensive model to use in accounting for revenue arising from contracts with customers. We are required to adopt ASU 2014-09 on January 1, 2018. We will transition to the new standard under the modified retrospective transition method, whereby a cumulative effect adjustment will be recognized upon adoption and the guidance will be applied prospectively.

We are progressing through our implementation plan and have substantially completed our assessment of expected impacts on our financial statements, business processes, accounting systems and controls. We are currently implementing changes to our processes and controls for impacted areas, and are also drafting the initial adoption disclosures and the new ongoing disclosure requirements. We do not expect the standard to have a material impact to the amount or timing of revenues recognized for substantially all of our revenue arrangements. However, we expect some impact on presentation and disclosures in our financial statements relating to contracts that include minimum volume commitments with claw back provisions and where revenue is based on percentage of gross proceeds or is in the form of non-cash consideration.

LEASES. In February 2016, the FASB issued ASU 2016-02, “Leases” (“ASU 2016-02”), which amends existing accounting standards for lease accounting and adds additional disclosures about leasing arrangements. Under the new guidance, lessees are required to recognize right-of-use assets and lease liabilities on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either a finance lease or operating lease with the classification affecting the pattern of expense recognition in the income statement and presentation of cash flows in the statement of cash flows. ASU 2016-02 is effective for annual reporting periods beginning after December 15, 2018, and interim reporting periods within those annual reporting periods. Early adoption is permitted and modified retrospective application is required, however, we do not intend to early adopt the standard. While it is early in our assessment of the impacts from this standard, we expect the recognition of right-of-use assets and lease liabilities not currently reflected in our balance sheet could have a material impact on total assets and liabilities. Additionally, we expect the presentation changes required for amounts currently reflected in our statement of operations to impact certain financial statement line items. We cannot estimate the impact on our business processes, accounting systems, controls and financial statement disclosures due to the implementation of this standard given the preliminary stage of our assessment.

CREDIT LOSSES. In June 2016, the FASB issued ASU 2016-13, “Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”), which amends guidance on the impairment of financial instruments. The ASU requires the estimation of credit losses based on expected losses and provides for a simplified accounting model for purchased financial assets with credit deterioration. ASU 2016-13 is effective for annual reporting periods beginning after December 15, 2019, and interim reporting periods within those annual reporting periods. Early adoption is permitted for annual reporting periods beginning after December 15, 2018. While we are still evaluating the impact of ASU 2016-13, we do not expect the adoption of this standard to have a material impact on our financial statements.

DEFINITION OF A BUSINESS. In January 2017, the FASB issued ASU 2017-01, “Clarifying the Definition of a Business” (“ASU 2017-01”), which revises the definition of a business and assists in the evaluation of when a set of transferred assets and activities is a business. ASU 2017-01 is effective for interim and annual reporting periods beginning after December 15, 2017, and should be applied prospectively on or after the effective date. As permitted under ASU 2017-01, we have elected to early adopt this standard and will apply the new guidance to applicable transactions during and after the fourth quarter of 2017, including the WNRL Merger. We do not expect the adoption of this standard to have a material impact on our financial statements.

GOODWILL. In January 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment” (“ASU 2017-04”), which eliminates the second step from the goodwill impairment test that required goodwill impairments to be measured as the amount that a reporting unit’s carrying amount of goodwill exceeded its implied fair value of goodwill. Instead, an entity can perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount with any impairment being limited to the total amount of goodwill allocated to that reporting unit. ASU 2017-04 is effective for interim and annual reporting periods beginning after December 15, 2019 and should be applied on a prospective basis. As permitted under ASU 2017-04, we have elected to early adopt this standard for our 2017 goodwill impairment tests to be performed as of November 1, 2017. The adoption of this standard is not expected to have a material impact on our financial statements.

PENSION AND POSTRETIREMENT COSTS. In March 2017, the FASB issued ASU 2017-07, “Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost” (“ASU 2017-07”), which requires the current service-cost component of net benefit costs to be presented similarly with other current compensation costs for related employees on the condensed statement of consolidated operations and stipulates that only the service cost component of net benefit cost is eligible for capitalization. Additionally, the Partnership will present other components of net benefit costs elsewhere on the condensed statement of consolidated operations since these costs are allocated to the Partnership’s financial statements by Andeavor. ASU 2017-07 is effective for interim and annual reporting periods beginning after December 15, 2017, with early adoption permitted in the first quarter of 2017 only. The amendments to the presentation of the condensed statement of consolidated operations in this update should be applied retrospectively while the change in capitalized benefit cost is to be applied prospectively. We have evaluated the impact of this standard on our financial statements and determined there will be no impact to net earnings, but it is expected to have an immaterial impact on other line items such as operating income. We did not elect to early adopt and will implement when the standard becomes effective.